UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2017

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2017

II	Western Asset Intermediate-Term Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended September 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2017 U.S. gross domestic product (“GDP”)i growth, as revised, was 1.2%. Second quarter 2017 GDP growth then accelerated to 3.1%, the strongest reading in two years. Finally, the U.S. Department of Commerce’s initial estimate for third quarter 2017 GDP growth — released after the reporting period ended — was 3.0%. Slightly slower growth was attributed to a number of factors, including decelerations in personal consumption expenditures, in nonresidential fixed investment and in exports that were partly offset by an acceleration in private inventory investment and a downturn in imports.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on September 30, 2017, the unemployment rate was 4.2%, as reported by the U.S. Department of Labor. This represented the lowest unemployment rate since February 2001. However, the percentage of longer-term unemployed increased over the period. In September 2017, 25.5% of Americans looking for a job had been out of work for more than six months, versus 22.6% when the period began.

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiii at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Short-term Treasury yields moved higher, whereas longer-term rates declined during the six-month reporting period ended September 30, 2017. Two-year Treasury yields began the reporting period at 1.27% and ended the period at 1.47% — equaling their peak for the period. Their low for the period of 1.18% occurred on April 18, 2017. Ten-year Treasury yields began the reporting period at 2.40% and ended the period at 2.33%. Their peak for the reporting period of 2.42% occurred on May 9, 2017, and their low for the period of 2.05% took place on September 7, 2017.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended September 30, 2017, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 3.04% and 2.31%, respectively. The municipal market posted positive returns during four of the six months of the reporting period. This was driven by overall solid fundamentals and generally positive investor demand.

Performance review

For the six months ended September 30, 2017, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 2.55%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Indexvi, returned 2.59% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 2.58% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 220 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate-Term Municipals Fund

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	2.55%
Class C	2.27%
Class I	2.65%
Bloomberg Barclays 1-15 Year Municipal Bond Index	2.59%
Lipper Intermediate Municipal Debt Funds Category Average	2.58%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at

www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2017 for Class A, Class C and Class I shares were 1.34%, 0.73% and 1.45%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I shares would have been 1.40%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.75%, 1.32% and 0.64%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2017

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays 1-15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2017 and March 31, 2017 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.55%	$1,000.00	$1,025.50	0.79%	$4.01	Class A	5.00%	$1,000.00	$1,021.11	0.79%	$4.00
Class C	2.27	1,000.00	1,022.70	1.33	6.74	Class C	5.00	1,000.00	1,018.40	1.33	6.73
Class I	2.65	1,000.00	1,026.50	0.60	3.05	Class I	5.00	1,000.00	1,022.06	0.60	3.04

2	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

[1]	For the six months ended September 30, 2017.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Alabama — 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,209,640
Warrants	5.000%	10/1/23	4,000,000	4,447,480
Total Alabama				6,657,120
Arizona — 0.6%
Arizona State IDA, Education Revenue, SD Cred Program, Academies Math & Science	5.000%	7/1/37	700,000	788,487
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,718,750	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,770,200
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,722,272
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,297,501
Total Arizona				15,297,210
California — 15.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	3,000,000	3,457,140
Second Subordinated Lien	5.000%	10/1/36	4,200,000	4,811,562
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,311,398
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,491,919
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	2,015,146
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,186,700
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.900%)	1.840%	5/1/23	37,000,000	37,415,140	(b)(c)
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.040%	4/1/24	8,000,000	8,163,040	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,737,729
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	37,452,450	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,100,318	(a)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,683,398	(a)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,594,560
Various Capital Project	5.250%	10/1/26	4,385,000	5,027,578
Various Capital Project	5.000%	10/1/27	5,180,000	5,865,314
California State, GO	5.000%	8/1/30	18,000,000	21,477,060

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State, GO:
Bid Group C	5.000%	8/1/33	$10,000,000	$11,890,600
Various Purpose	5.000%	9/1/35	3,500,000	4,133,710
Various Purpose	4.000%	11/1/36	2,735,000	2,946,607
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,091,901
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,935,000	9,688,846
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,650,313
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,511,870	(d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	1,000,000	1,157,420	(f)
Los Angeles International Airport	5.000%	5/15/36	1,000,000	1,153,300	(f)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/36	6,450,000	7,719,489
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	3,000,000	3,579,090
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/38	5,525,000	6,528,506
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,416,280
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,045,900
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,678,840
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,129,720
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,198,440
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,186,199
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,151,500	(d)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	730,000	769,004
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,922,860
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,644,559
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	824,208
Procter & Gamble Project	5.000%	7/1/19	900,000	962,415
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,386,613
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,143,490
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,789,411

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Arrowhead Project	5.000%	8/1/22	$8,755,000	$9,329,853
Arrowhead Project	5.125%	8/1/24	10,000,000	10,669,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	45,366,782
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,402,780
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,064,520
Total California				421,925,178
Colorado — 4.3%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	523,120
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,225,280	(b)(c)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	21,827,700	(b)(c)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,787,802
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,464,305
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	4,800,000	5,232,336	(f)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,843,920
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,319,920
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,330,658
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,345,360
Regional Transportation District, CO, COP	5.000%	6/1/25	9,135,000	10,051,423	(d)
Regional Transportation District, CO, COP	5.000%	6/1/25	865,000	947,236
Total Colorado				113,899,060
Connecticut — 0.3%
Connecticut State, GO (SIFMA Municipal Swap Index Yield + 0.770%)	1.710%	9/15/18	3,000,000	3,014,820	(b)
Connecticut State, GO (SIFMA Municipal Swap Index Yield + 0.920%)	1.860%	9/15/19	4,000,000	4,044,160	(b)
Total Connecticut				7,058,980
District of Columbia — 0.1%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	300,000	306,588
Ingleside Rock Creek Project	5.000%	7/1/32	500,000	532,920
Ingleside Rock Creek Project	5.000%	7/1/37	500,000	524,340
Total District of Columbia				1,363,848
Florida — 5.7%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,211,680

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Broward County, FL, Airport System Revenue	5.375%	10/1/29	$12,000,000	$12,932,520
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,812,320
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,577,890
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,917,450
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,066,739
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	2,031,366	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.000%	6/1/30	1,950,000	1,946,393	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,377,820
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,530,910
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,167,520
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,428,965
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,274,804	(f)
AGM	5.000%	10/1/22	8,000,000	8,660,480	(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	4,615,000	5,077,700
Miami International Airport	5.000%	10/1/29	385,000	428,628	(d)
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,127,440	(d)(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,592,320
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,445,601
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,008,465
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,758,642
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,170,480
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,905,825
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,179,715
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/35	1,020,000	1,177,447
Nicklaus Children’s Hospital	5.000%	8/1/36	635,000	730,129
Nicklaus Children’s Hospital	5.000%	8/1/37	1,010,000	1,157,632
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,425,280	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	$6,935,000	$7,478,288
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,645,004
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,344,030
Presbyterian Retirement Communities	5.000%	8/1/36	3,745,000	4,172,679
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	3,350,000	3,610,496	(d)
BHAC	5.000%	10/1/27	1,155,000	1,244,813	(d)
Improvement, BHAC	5.000%	10/1/24	3,500,000	3,772,160	(d)
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,057,758	(d)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	560,651	392,455	*(g)
Total Florida				152,839,844
Georgia — 2.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,781,682
Zoo, NATL	5.000%	12/1/20	1,860,000	1,872,257
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,018,277	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,493,198	(d)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,069,900
DeKalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,870,550
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,513,000	(d)
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,198,000
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,609,785
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,860,176
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,267,320
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	662,204
Total Georgia				57,216,349
Illinois — 6.6%
Chicago, IL, GO	5.000%	1/1/25	2,765,000	3,073,076
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,409,825
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,210,760

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, GO	5.500%	1/1/32	$2,000,000	$2,208,100
Chicago, IL, GO	5.500%	1/1/34	3,180,000	3,485,598
Chicago, IL, GO	5.500%	1/1/37	720,000	782,575
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,454,855
Green Bond	5.000%	12/1/26	1,275,000	1,491,878
Green Bond	5.000%	12/1/27	1,360,000	1,581,626
Green Bond	5.000%	12/1/28	1,425,000	1,646,089
Green Bond	5.000%	12/1/30	1,575,000	1,802,761
Green Bond	5.000%	12/1/31	1,650,000	1,880,554
Green Bond	5.000%	12/1/32	1,735,000	1,969,017
Green Bond	5.000%	12/1/33	1,820,000	2,056,691
Green Bond	5.000%	12/1/34	1,910,000	2,150,507
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,900,400	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,486,280	(d)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	6,960,902	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,218,425
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,283,800	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	12,114,576
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	7,445,000	8,808,105
Senior Lien	5.250%	1/1/37	4,600,000	5,425,884
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,814,964
Second Lien	5.000%	1/1/31	1,500,000	1,655,220
Second Lien	5.000%	1/1/32	1,000,000	1,099,320
Second Lien	5.000%	1/1/33	1,035,000	1,133,511
Second Lien	5.000%	1/1/36	4,000,000	4,433,520
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,170,910
Second Lien Project	5.000%	11/1/30	1,785,000	2,005,037
Second Lien Project	5.000%	11/1/31	2,000,000	2,238,440
Second Lien Project	5.000%	11/1/33	1,500,000	1,664,745
Second Lien Project	5.000%	11/1/34	1,000,000	1,105,830
Elk Grove Village, IL, GO	5.000%	1/1/29	550,000	658,829
Elk Grove Village, IL, GO	5.000%	1/1/30	885,000	1,052,902

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	$2,000,000	$2,045,500	(d)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,016,570	(d)
Memorial Health System	5.250%	4/1/29	11,000,000	11,583,880
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,248,310	(d)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,549,800
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,844,400
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,460,925
Illinois State, GO	5.000%	2/1/26	9,620,000	10,610,283
Illinois State, GO	5.000%	2/1/27	3,880,000	4,287,516
Illinois State, GO	5.000%	2/1/28	3,780,000	4,167,601
Illinois State, GO	5.000%	2/1/29	2,200,000	2,414,654
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,406,525
COPS	5.000%	3/15/26	1,800,000	2,009,664
Will County, IL, GO	5.000%	11/15/33	1,500,000	1,722,810
Will County, IL, GO	5.000%	11/15/34	3,260,000	3,729,049
Total Illinois				176,532,999
Indiana — 2.9%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,218,400	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,787,647	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,654,244	(d)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,482,950
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,441,000
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,952,260
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,619,120
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	20,401,758	(d)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,182,490
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,265,000	1,420,734	(f)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	$8,000,000	$8,978,880
Total Indiana				77,139,483
Iowa — 0.8%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,850,341
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,327,568
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,738,600
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,572,697
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,369,238
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,051,620
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,396,710	(h)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,233,962	(h)
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,565,763
Total Iowa				22,106,499
Kansas — 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	2,605,000	2,843,357	(d)
Sisters Leavenwort	5.250%	1/1/25	395,000	427,655
Total Kansas				3,271,012
Kentucky — 0.6%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,301,730	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,031,088	(d)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project	5.000%	7/1/27	1,435,000	1,749,050
Revitalization Project	5.000%	7/1/28	1,000,000	1,210,170
Total Kentucky				16,292,038
Louisiana — 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,886,108	(d)
AGC	5.875%	6/1/23	4,435,000	4,578,251	(d)
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,883,787
AGM	5.000%	12/1/29	2,000,000	2,350,840

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	$10,000,000	$10,649,500	(b)(c)
Total Louisiana				22,348,486
Maryland — 1.0%
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,414,562
Transportation Facilities Project	5.125%	6/1/20	3,925,000	4,206,344
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,033,475
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	703,806
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,683,080
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,828,876
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,174,000
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,049,040	(d)
Total Maryland				27,093,183
Massachusetts — 1.5%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,508,278
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	4,688,960
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,333,940
Umass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,332,071
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,654,665	(d)
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,614,030	(d)
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,679,190	(d)
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,686,310	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,719,525
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,586,550
Massachusetts State Water Resources Authority Revenue, General, Green Bond	4.000%	8/1/36	7,000,000	7,505,400
Total Massachusetts				40,308,919
Michigan — 5.7%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	7,700,000	8,819,041
Senior Lien	5.000%	7/1/35	4,500,000	5,117,040
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,367,950

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	$7,780,000	$8,131,033	(a)
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,296,940
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,326,520
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,761,915
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,690,410
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	700,000	783,755
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,618,415
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,234,364
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	4,893,646
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	44,767	(d)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	24,369,192	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	713,380	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	291,328
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	18,000,000	18,259,380	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,375,307
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,868,829
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,240,827
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,120,590
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,126,820	(d)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	21,383,662	(f)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,744,430	(f)
Total Michigan				150,579,541
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	4,000,000	4,295,200
Missouri — 0.6%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,428,309	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,985,000	1,959,949	(a)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	$4,485,000	$4,610,894
Total Missouri				15,999,152
Nevada — 0.5%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,901,420
New Jersey — 5.5%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,133,480
AGM	5.000%	11/1/27	1,500,000	1,692,030
AGM	5.000%	11/1/29	1,500,000	1,677,810
AGM	5.000%	11/1/31	1,000,000	1,106,500
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,320,880
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,562,154	(f)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,643,469
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	11,800,407
New Jersey State EDA Revenue	5.000%	6/15/32	3,000,000	3,304,830	(i)
New Jersey State EDA Revenue	5.000%	6/15/33	2,450,000	2,684,343	(i)
New Jersey State EDA Revenue	5.000%	6/15/35	1,000,000	1,086,350	(i)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	5,940,000	6,167,146	(f)
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,632,848
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,889,860
School Facilities Construction(SIFMA Municipal Swap Index Yield + 1.600%)	2.540%	3/1/28	20,000,000	19,476,000	(b)
New Jersey State EDA, Motor Vehicle Surcharge Revenue	5.000%	7/1/33	3,000,000	3,288,150
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,296,818	(f)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,297,690	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,810,553
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,339,240
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,388,940
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	8,615,000	9,015,253

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	$7,000,000	$7,681,170
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	18,590,000	10,505,209
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	10,534,950
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	11,958,256
Total New Jersey				146,294,336
New Mexico — 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,271,853
Farmington, NM, PCR:
Arizona Public Service Co.	4.700%	9/1/24	26,000,000	27,771,380
Public Service Co. Project	2.125%	6/1/22	1,965,000	1,979,345	(b)(c)
Total New Mexico				31,022,578
New York — 9.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	37,443,338	(d)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	10,000,000	11,765,200
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	1,000,000	1,172,930
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	5,820,000	6,883,896
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	5,250,000	5,745,180
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	4,000,000	4,462,840
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,758,820	(d)
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,903,178	(d)
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,752,150	(d)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,165,190
Amsterdam At Harborside	2.000%	1/1/49	96,193	16,353
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,504,470
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/32	3,000,000	3,632,280	(i)
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/36	3,700,000	4,316,827
Future Tax Secured	5.000%	5/1/37	2,750,000	3,199,322
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,963,075
Fiscal 2015	5.000%	7/15/30	4,000,000	4,714,440

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	$9,150,000	$9,244,977
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,656,550	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	30,229,250
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,425,810
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,166,530
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,199,075
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,416,239
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	286,860
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,416,853
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,095,686
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	710,000	763,087	(f)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	3,885,000	4,150,773	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,112,540	(f)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	13,056,371	(f)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	8,296,560	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,847,550	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,816,350	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	11,817,200
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	11,769,400
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	2,000,000	2,179,360
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,265,680
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,591,870
Total New York				262,204,060
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,089,900

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	$25,250,000	$26,495,582	(d)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/30	350,000	411,072
Senior Lien, AGM	5.000%	1/1/31	500,000	593,955
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,366,870	(d)
AGC	5.375%	1/1/26	4,590,000	4,837,676	(d)
Total North Carolina				41,795,055
Ohio — 0.3%
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/27	1,250,000	1,552,937
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/29	4,315,000	5,197,159
Total Ohio				6,750,096
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/30	900,000	1,060,056
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/32	600,000	697,992
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/33	700,000	810,411
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/34	335,000	386,245
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,895,000	1,843,115
Total Oklahoma				4,797,819
Oregon — 0.8%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,764,280
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,319,160
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,210,620
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,389,792	(d)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,513,800
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,422,690
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,510,463
Total Oregon				22,130,805
Pennsylvania — 3.4%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing	5.000%	5/15/32	400,000	448,968
Highlands at Wyomissing	5.000%	5/15/37	375,000	413,175

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center (SIFMA Municipal Swap Index Yield + 1.500%)	2.440%	7/1/22	$7,500,000	$7,644,825	(b)(c)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,322,180
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,874,175
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,141,190
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,462,000
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,717,200	(d)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,374,756	(d)
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,922,016
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.980%)	1.920%	12/1/21	11,000,000	11,173,800	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,630,200
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,437,623	(f)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,767,900	(f)
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	1,000,000	1,186,970
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,180,830
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,602,935
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	1,380,000	1,575,836
Philadelphia School District Project, AGM	5.000%	6/1/33	4,150,000	4,689,666
Total Pennsylvania				91,566,245
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,492
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,893,550
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,303,300
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,796,551
Total Rhode Island				7,223,893
South Carolina — 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,069,415
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,605,905

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	$2,355,000	$2,476,989	(d)
Total South Carolina				9,152,309
Tennessee — 4.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,016,520
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,138,725	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,001,651	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,386,991	(f)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,868,927
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	34,308,320
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,649,900
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	29,081,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,214,631
Total Tennessee				115,666,665
Texas — 12.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, PSF-GTD	5.000%	12/1/34	650,000	763,672
Uplift Education, PSF-GTD	5.000%	12/1/36	915,000	1,066,625
Uplift Education, PSF-GTD	5.000%	12/1/37	700,000	813,449
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,143,540	(f)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	230,000	265,126
Idea Public Schools	5.000%	8/15/25	430,000	496,680
Idea Public Schools	5.000%	8/15/27	1,030,000	1,180,555
Idea Public Schools	5.000%	8/15/28	470,000	538,855
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	8,851,950
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	5,877,100
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	4,975,092
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	615,300
Improvement	5.000%	3/1/37	2,705,000	3,126,223
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,233,086
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,130,280
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,142,680	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	1.630%	6/1/20	2,000,000	2,013,140	(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.600%)	1.480%	6/1/18	$1,000,000	$1,001,050	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.700%)	1.580%	6/1/19	2,250,000	2,257,785	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.830%)	1.710%	6/1/21	3,710,000	3,745,134	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,534,160	(d)
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	1,000,000
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,657,980
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	47,105,625
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,453,646
Senior Lien	5.125%	7/1/27	11,180,000	11,514,170
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,887,900
Combined First Lien	5.000%	5/15/28	5,000,000	5,850,850
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,111,521
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	1,250,000	1,458,162	(f)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,082,173	(f)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,890,846	(f)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,526,291	(f)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	287,573
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	7,771,680
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	2,928,400
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	19,839,510
North Texas Tollway Authority Revenue:
System Second Tier	5.000%	1/1/31	4,000,000	4,609,640
System-First Tier, NATL	5.125%	1/1/28	15,785,000	15,946,796	(d)
System-First Tier, NATL	5.125%	1/1/28	2,215,000	2,234,625
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,282,040

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Sabine River Authority, TX, PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	$13,000,000	$13,215,410
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	2,067,698
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,439,840
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,421,000
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	2,822,676
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	2,015,000	2,025,841
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,798,263
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	26,770,000	32,728,734
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,195,240
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,423,750
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,426,142
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	11,445,900
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	11,398,800
Texas State Water Development Board Revenue	5.000%	10/15/42	14,900,000	17,544,601	(i)
Total Texas				343,164,805
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	2,380,750
Matching Fund Loan	6.625%	10/1/29	5,000,000	3,256,300
Matching Fund Loan	6.750%	10/1/37	3,140,000	2,048,850
Matching Fund Loan	6.000%	10/1/39	750,000	478,125
Total U.S. Virgin Islands				8,164,025
Utah — 0.2%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/34	3,000,000	3,520,200	(f)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,429,126
Total Utah				4,949,326
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation (3 mo. USD LIBOR + 1.500%)	2.811%	6/1/22	3,896,611	3,911,847	(b)(f)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.7%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	$15,000,000	$17,875,050
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,411,210	(d)
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,178,678	(d)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,999,518	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,294,661	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,363,018	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,680,720	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,258,172	(f)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	5,056,503	(f)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	1,770,000	1,896,750
Total Virginia				46,014,280
Washington — 2.3%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,293,670
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,038,700
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,987,800
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	6,914,578	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,616,871	(f)
Port of Seattle, WA, Revenue, Inter Lien	5.000%	2/1/29	1,500,000	1,802,790
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,757,414	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,257,580	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,391,039	(a)
Total Washington				62,060,442
West Virginia — 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	6,986,499
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,299,340	(d)
United Health Systems	5.250%	6/1/29	5,785,000	6,180,983	(d)
Total West Virginia				19,466,822
Wisconsin — 1.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,902,363
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,302,860
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,291,740

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	$2,000,000	$2,283,440
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,776,687	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,444,705	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,073,910	(f)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,203,256	(a)
Public Finance Authority, WI, Revenue, Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,515,660	(a)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	9,055,000	9,672,008
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	945,000	1,008,475	(d)
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,454,798
Total Wisconsin				35,929,902
Wyoming — 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,052,520
Total Municipal Bonds (Cost — $2,491,388,539)				2,623,443,351
Collateralized Mortgage Obligations(J) — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	8,000,000	7,703,088
M012 A1A2	1.600%	8/15/51	4,500,000	4,332,987
Total Collateralized Mortgage Obligations (Cost — $12,500,000)				12,036,075

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	509,298	(k)(l)
Total Investments before Short-Term Investments (Cost — $2,504,877,959)				2,635,988,724

			Face Amount
Short-Term Investments — 1.0%
Municipal Bonds — 1.0%
California — 0.0%
California State, GO, Kindergarten, LOC-Citibank N.A.	0.880%	5/1/34	$200,000	200,000	(m)(n)
Florida — 0.1%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.970%	8/1/18	1,100,000	1,100,000	(f)(m)(n)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.920%	12/16/20	$500,000	$500,000	(m)(n)
Total Florida				1,600,000
Georgia — 0.0%
Heard County, GA, Development Authority Revenue	1.040%	9/1/29	300,000	300,000	(m)(n)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.910%	7/1/46	2,500,000	2,500,000	(m)(n)
Mississippi — 0.0%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron USA Inc.	0.940%	11/1/35	1,250,000	1,250,000	(m)(n)
Missouri — 0.0%
Missouri State HEFA Revenue, BJC Health System	0.910%	5/15/38	1,300,000	1,300,000	(m)(n)
New Jersey — 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.920%	7/1/36	200,000	200,000	(m)(n)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.920%	7/1/36	400,000	400,000	(m)(n)
Total New Jersey				600,000
New York — 0.5%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	1.030%	11/1/26	5,100,000	5,100,000	(m)(n)
LOC-Mizuho Corporate Bank	0.970%	4/1/42	100,000	100,000	(m)(n)
LOC-PNC Bank N.A.	0.950%	8/1/41	750,000	750,000	(m)(n)
SPA-JPMorgan Chase	0.970%	8/1/38	200,000	200,000	(m)(n)
Subordinated, LOC-Dexia Credit Local	1.030%	3/1/34	500,000	500,000	(m)(n)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	1.030%	6/15/32	500,000	500,000	(m)(n)
Second General Resolution, SPA-Dexia Credit Local	1.100%	6/15/32	600,000	600,000	(m)(n)
Second General Resolution, SPA-Wells Fargo Bank N.A.	0.920%	6/15/50	600,000	600,000	(m)(n)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.030%	11/1/22	600,000	600,000	(m)(n)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.970%	11/1/41	700,000	700,000	(f)(m)(n)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.940%	3/15/33	700,000	700,000	(m)(n)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.910%	12/1/29	2,540,000	2,540,000	(m)(n)

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Landesbank Hessen-Thuringen	0.980%	11/1/32	$1,000,000	$1,000,000	(m)(n)
Total New York				13,890,000
North Carolina — 0.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.910%	6/1/33	1,120,000	1,120,000	(m)(n)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.920%	11/1/34	400,000	400,000	(m)(n)
Total North Carolina				1,520,000
Pennsylvania — 0.0%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.920%	7/1/34	500,000	500,000	(m)(n)
Texas — 0.2%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.980%	12/1/41	3,800,000	3,800,000	(m)(n)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.900%	8/1/39	300,000	300,000	(m)(n)
Total Texas				4,100,000
Washington — 0.0%
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	0.920%	10/1/29	235,000	235,000	(m)(n)
Total Short-Term Investments (Cost — $27,995,000)				27,995,000
Total Investments — 100.0% (Cost — $2,532,872,959)				2,663,983,724
Liabilities in Excess of Other Assets — (0.0)%				(49,078)
Total Net Assets — 100.0%				$2,663,934,646

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The maturity principal is currently in default as of September 30, 2017.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2017

Western Asset Intermediate-Term Municipals Fund

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Security traded on a when-issued or delayed delivery basis.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(l)	Security is valued using significant unobservable inputs (See Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule (cont’d):
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	436	12/17	$67,651,620	$66,626,250	$(1,025,370)

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	6.0%
AA/Aa	37.5
A	39.4
BBB/Baa	10.3
BB/Ba	1.0
B/B	0.5
CCC/Caa	0.3
A-1/VMIG 1	1.1
NR***	3.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

September 30, 2017

Assets:
Investments, at value (Cost — $2,532,872,959)	$2,663,983,724
Cash	26,227
Interest receivable	33,889,183
Receivable for Fund shares sold	2,504,734
Receivable from broker — variation margin on open futures contracts	13,625
Prepaid expenses	115,657
Other assets	458
Total Assets	2,700,533,608

Liabilities:
Payable for securities purchased	28,272,451
Payable for Fund shares repurchased	5,099,944
Investment management fee payable	1,041,300
Distributions payable	913,458
Service and/or distribution fees payable	450,994
Trustees’ fees payable	10,443
Accrued expenses	810,372
Total Liabilities	36,598,962
Total Net Assets	$2,663,934,646

Net Assets:
Par value (Note 7)	$4,133
Paid-in capital in excess of par value	2,670,950,963
Undistributed net investment income	1,494,668
Accumulated net realized loss on investments and futures contracts	(138,600,513)
Net unrealized appreciation on investments and futures contracts	130,085,395
Total Net Assets	$2,663,934,646

Net Assets:
Class A	$644,234,495
Class C	$590,523,272
Class I	$1,429,176,879

Shares Outstanding:
Class A	99,980,504
Class C	91,511,319
Class I	221,800,033

Net Asset Value:
Class A (and redemption price)	$6.44
Class C (and redemption price)	$6.45
Class I (and redemption price)	$6.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.59

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2017

Investment Income:
Interest	$52,546,444

Expenses:
Investment management fee (Note 2)	6,626,794
Service and/or distribution fees (Notes 2 and 5)	2,822,650
Transfer agent fees (Note 5)	1,027,348
Fund accounting fees	102,553
Legal fees	72,549
Registration fees	71,678
Trustees’ fees	34,845
Audit and tax fees	34,507
Shareholder reports	28,769
Insurance	17,963
Commitment fees (Note 8)	15,201
Custody fees	6,798
Interest expense	4,934
Excise tax (Note 1)	246
Miscellaneous expenses	24,540
Total Expenses	10,891,375
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(61,211)
Net Expenses	10,830,164
Net Investment Income	41,716,280

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(920,150)
Futures contracts	3,025,512
Net Realized Gain	2,105,362
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	26,361,284
Futures contracts	(1,084,461)
Change in Net Unrealized Appreciation (Depreciation)	25,276,823
Net Gain on Investments and Futures Contracts	27,382,185
Increase in Net Assets From Operations	$69,098,465

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended September 30, 2017 (unaudited) and the Year Ended March 31, 2017	September 30	March 31

Operations:
Net investment income	$41,716,280	$83,378,966
Net realized gain (loss)	2,105,362	(4,552,593)
Change in net unrealized appreciation (depreciation)	25,276,823	(100,740,957)
Increase (Decrease) in Net Assets From Operations	69,098,465	(21,914,584)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(41,460,211)	(82,860,220)
Decrease in Net Assets From Distributions to Shareholders	(41,460,211)	(82,860,220)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	298,334,453	1,483,029,526
Reinvestment of distributions	39,002,305	78,683,289
Cost of shares repurchased	(331,025,031)	(1,504,636,937)
Increase in Net Assets From Fund Share Transactions	6,311,727	57,075,878
Increase (Decrease) in Net Assets	33,949,981	(47,698,926)

Net Assets:
Beginning of period	2,629,984,665	2,677,683,591
End of period*	$2,663,934,646	$2,629,984,665
*Includesundistributed net investment income of:	$1,494,668	$1,238,599

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.38	$6.61	$6.63	$6.49	$6.80	$6.65

Income (loss) from operations:
Net investment income	0.10	0.20	0.21	0.21	0.22	0.21
Net realized and unrealized gain (loss)	0.06	(0.23)	(0.02)	0.13	(0.31)	0.15
Total income (loss) from operations	0.16	(0.03)	0.19	0.34	(0.09)	0.36

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.21)	(0.20)	(0.22)	(0.21)
Total distributions	(0.10)	(0.20)	(0.21)	(0.20)	(0.22)	(0.21)

Net asset value, end of period	$6.44	$6.38	$6.61	$6.63	$6.49	$6.80
Total return[3]	2.55%	(0.43)%	2.88%	5.37%	(1.32)%	5.52%

Net assets, end of period (millions)	$644	$638	$1,331	$1,324	$1,203	$1,521

Ratios to average net assets:
Gross expenses	0.79%[4]	0.75%	0.74%	0.75%	0.75%	0.73%
Net expenses	0.79 [4,5]	0.75 [5]	0.74	0.75	0.75	0.73
Net investment income	3.18 [4]	3.12	3.17	3.11	3.38	3.16

Portfolio turnover rate	4%	17%	8%	7%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.38	$6.62	$6.64	$6.50	$6.81	$6.66

Income (loss) from operations:
Net investment income	0.09	0.17	0.17	0.17	0.18	0.17
Net realized and unrealized gain (loss)	0.06	(0.24)	(0.02)	0.14	(0.31)	0.15
Total income (loss) from operations	0.15	(0.07)	0.15	0.31	(0.13)	0.32

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.17)	(0.17)	(0.18)	(0.17)
Total distributions	(0.08)	(0.17)	(0.17)	(0.17)	(0.18)	(0.17)

Net asset value, end of period	$6.45	$6.38	$6.62	$6.64	$6.50	$6.81
Total return[3]	2.27%	(0.99)%	2.29%	4.77%	(1.88)%	4.90%

Net assets, end of period (millions)	$591	$648	$714	$730	$727	$1,075

Ratios to average net assets:
Gross expenses	1.33%[4]	1.32%	1.32%	1.32%	1.33%	1.31%
Net expenses	1.33 [4]	1.32 [5]	1.32	1.32	1.33	1.31
Net investment income	2.64 [4]	2.55	2.59	2.54	2.79	2.57

Portfolio turnover rate	4%	17%	8%	7%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.38	$6.61	$6.62	$6.49	$6.80	$6.66

Income (loss) from operations:
Net investment income	0.11	0.21	0.22	0.22	0.23	0.23
Net realized and unrealized gain (loss)	0.06	(0.23)	(0.01)	0.12	(0.31)	0.14
Total income (loss) from operations	0.17	(0.02)	0.21	0.34	(0.08)	0.37

Less distributions from:
Net investment income	(0.11)	(0.21)	(0.22)	(0.21)	(0.23)	(0.23)
Total distributions	(0.11)	(0.21)	(0.22)	(0.21)	(0.23)	(0.23)

Net asset value, end of period	$6.44	$6.38	$6.61	$6.62	$6.49	$6.80
Total return[3]	2.65%	(0.28)%	3.18%	5.37%	(1.17)%	5.54%

Net assets, end of period (000s)	$1,429,177	$1,344,071	$631,998	$520,803	$401,067	$503,867

Ratios to average net assets:
Gross expenses	0.61%[4]	0.64%	0.65%	0.62%	0.71%	0.58%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.55
Net investment income	3.36 [4]	3.28	3.31	3.26	3.53	3.34

Portfolio turnover rate	4%	17%	8%	7%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

36	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,623,443,351	—	$2,623,443,351
Collateralized mortgage obligations	—	12,036,075	—	12,036,075
Statutory trust certificates	—	—	$509,298	509,298
Total long-term investments	—	2,635,479,426	509,298	2,635,988,724
Short-term investments†	—	27,995,000	—	27,995,000
Total investments	—	$2,663,474,426	$509,298	$2,663,983,724

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$1,025,370	—	—	$1,025,370

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

38	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of September 30, 2017, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income

40	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

and realized gains for the calendar year. The Fund paid $246 of federal excise taxes attributable to calendar year 2016 in May 2017.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended September 30, 2017, fees waived and/or expenses reimbursed amounted to $61,211.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C shares acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the original fund’s CDSC while held in the Fund.

For the six months ended September 30, 2017, LMIS and its affiliates retained sales charges of $47,914 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$13,305	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2017, such purchase and sale transactions (excluding accrued interest) were $87,280,000 and $77,540,000, respectively.

3. Investments

During the six months ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$120,301,570
Sales	107,175,477

At September 30, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,532,872,959	$145,266,849	$(14,156,084)	$131,110,765
Futures contracts	—	—	(1,025,370)	(1,025,370)

42	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2017.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,025,370

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$3,025,512

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,084,461)

During the six months ended September 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$66,844,250

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$481,920	†	$343,292
Class C	2,340,730		143,767
Class I	—		540,289
Total	$2,822,650		$1,027,348

†	The amount shown is exclusive of expense reimbursements. For the six months ended September 30, 2017, the service and/or distribution fees reimbursed amounted to $34 for Class A Shares.

For the six months ended September 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$34
Class C	—
Class I	61,177
Total	$61,211

6. Distributions to shareholders by class

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
Net Investment Income:
Class A	$10,147,225	$40,651,512
Class C	8,177,415	18,084,595
Class I	23,135,571	24,124,113
Total	$41,460,211	$82,860,220

7. Shares of beneficial interest

At September 30, 2017, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,693,355	$56,034,715	48,963,264	$320,309,977
Shares issued on reinvestment	1,430,094	9,214,328	5,927,864	38,685,507
Shares repurchased	(10,233,216)	(65,939,695)	(156,143,848)	(1,000,657,472)
Net decrease	(109,767)	$(690,652)	(101,252,720)	$(641,661,988)

44	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares sold	5,217,338	$33,673,827	25,328,990	$166,888,540
Shares issued on reinvestment	1,208,617	7,798,762	2,666,445	17,420,990
Shares repurchased	(16,361,993)	(105,573,016)	(34,405,949)	(223,631,187)
Net decrease	(9,936,038)	$(64,100,427)	(6,410,514)	$(39,321,657)

Class I
Shares sold	32,358,235	$208,625,911	155,097,269	$995,831,009
Shares issued on reinvestment	3,412,783	21,989,215	3,466,381	22,576,792
Shares repurchased	(24,767,880)	(159,512,320)	(43,342,487)	(280,348,278)
Net increase	11,003,138	$71,102,806	115,221,163	$738,059,523

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended September 30, 2017, the Fund incurred a commitment fee in the amount of $15,201. The Fund did not utilize the Redemption Facility during the six months ended September 30, 2017.

9. Capital loss carryforward

As of March 31, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2018	$(20,981,898)
3/31/2019	(46,830,604)
$(67,812,502)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $75,726,875, which have no expiration date, must be used first to offset any such gains.

Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

46	Western Asset Intermediate-Term Municipals Fund 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended March 31, 2017 and March 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended March 31, 2017 and March 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended March 31, 2017 and March 31, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset Intermediate-Term Municipals Fund	47

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/17 SR17-3183

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 21, 2017